CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 246,954	$ 65,710
Restricted cash and short-term deposits	27,306	44,927
Trade accounts receivable	18,255	20,444
Amounts due from related parties	7,625	23,914
Inventories	3,506	1,110
Other current assets	7,850	4,822
Total current assets	311,496	160,927
Non-current assets
Restricted cash	155,627	117,488
Vessels and equipment, net	1,588,923	1,652,710
Vessel under capital lease, net	105,945	111,186
Intangible assets, net	73,206	86,133
Amounts due from related parties	177,247	107,247
Other non-current assets	14,927	17,017
Total assets	2,427,371	2,252,708
Current liabilities
Current portion of long-term debt	118,850	78,101
Current portion of obligations under capital lease	1,276	787
Trade accounts payable	4,780	2,110
Accrued expenses	32,240	17,438
Other current liabilities	22,941	117,036
Total current liabilities	180,087	215,472
Non-current liabilities
Long-term debt	1,252,184	1,296,609
Obligations under capital lease	126,805	116,964
Other non-current liabilities	20,694	19,234
Total liabilities	1,579,770	1,648,279
Commitments and contingencies
Partners’ capital:
Common unitholders: 69,768,261 units issued and outstanding at December 31, 2017 (2016: 64,073,291)	585,440	490,564
Preferred unitholders: 5,520,000 preferred units issued and outstanding at December 31, 2017	132,991	0
General partner interest: 1,423,843 units issued and outstanding at December 31, 2017 (2016: 1,318,517)	52,600	50,942
Total partners’ capital	771,031	541,506
Accumulated other comprehensive income/(loss)	26	(5,053)
Total before non-controlling interests	771,057	536,453
Non-controlling interests	76,544	67,976
Total equity	847,601	604,429
Total liabilities and equity	$ 2,427,371	$ 2,252,708